Revenue Recognition (Tables)	6 Months Ended
Jun. 30, 2018
Revenue Recognition [Abstract]
Schedule of Changes in Deferred Revenue	The Company's deferred revenue as of June 30, 2018 and December 31, 2017 were as follows:
	June 30,	December 31,
	2018	2017
	U.S. $ in thousands
Deferred revenue*	69,161	68,108